UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-7123

Advantage Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/2010

The following N-Q relates only to the Registrant's series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q Form will be filed for these series as appropriate.

Dreyfus Emerging Leaders Fund

Dreyfus International Value Fund

Dreyfus Opportunistic Midcap Value Fund

Dreyfus Opportunistic Small Cap Fund

Dreyfus Strategic Value Fund

Dreyfus Structured Midcap Fund

Dreyfus Technology Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Leaders Fund
November 30, 2010 (Unaudited)

Common Stocks--97.5%	Shares	Value ($)
Commercial & Professional Services--12.5%
CDI	40,850	700,577
Forrester Research	34,630 a	1,199,930
Group 1 Automotive	99,890 b	3,868,740
Guess?	26,260	1,240,785
HNI	24,670	657,209
Huron Consulting Group	21,340 a	484,631
ICF International	42,300 a	1,012,662
Interpublic Group of Cos.	208,050 a	2,215,732
Kelly Services, Cl. A	64,490 a	1,152,759
Meritage Homes	65,930 a	1,250,692
SFN Group	74,540 a	638,808
Steelcase, Cl. A	153,560	1,471,105
Tower International	80,290 a	1,204,350
Wright Express	39,510 a	1,701,696
		18,799,676
Consumer Durables--5.6%
American Axle & Manufacturing
Holdings	179,710 a	1,930,085
ArvinMeritor	174,870 a	3,121,429
Dana Holding	161,940 a	2,446,913
Furniture Brands International	219,700 a	968,877
		8,467,304
Consumer Non-Durables--3.1%
B&G Foods	89,070	1,138,315
Dole Food	148,250 a,b	1,403,927
Nash Finch	55,400	2,047,030
		4,589,272
Consumer Services--1.9%
Belo, Cl. A	323,310 a	1,875,198
CBS, Cl. B	61,540	1,036,334

		2,911,532
Energy Minerals--7.0%
Comstock Resources	124,230 a	3,043,635
Gulfport Energy	81,710 a	1,523,074
Helix Energy Solutions Group	94,220 a	1,321,907
Magnum Hunter Resources	51,550 a	316,517
Resolute Energy	148,850 a,b	1,915,699
SandRidge Energy	475,780 a	2,455,025
		10,575,857
Finance--9.4%
Chimera Investment	552,350 c	2,209,400
FBR Capital Markets	401,410 a	1,453,104
Glacier Bancorp	42,780	570,257
Jones Lang LaSalle	8,660	691,241
optionsXpress Holdings	70,990 a	1,227,417
PacWest Bancorp	6,670	113,390
Popular	264,310 a	761,213
Portfolio Recovery Associates	37,730 a	2,390,950
PrivateBancorp	150,050	1,824,608
Starwood Property Trust	72,880	1,454,685
TradeStation Group	210,230 a	1,337,063
		14,033,328
Health Care Technology--7.3%
Align Technology	126,700 a	2,215,983
Celgene	97,500 a	452,400
Durect	108,780 a	324,164
Emergent BioSolutions	193,690 a	3,548,401
Hanger Orthopedic Group	115,960 a	2,224,113
Onyx Pharmaceuticals	39,420 a	1,160,919
Pain Therapeutics	131,870 a	1,051,004
		10,976,984
Industrial Services--9.1%
Babcock and Wilcox	31,140 a	756,391
Granite Construction	61,530	1,561,016
Kaman	52,790	1,487,094
Lennox International	43,150	1,898,169
Simpson Manufacturing	106,780	2,762,399

Sterling Construction	67,960 a	916,780
United Continential Holdings	28,210 a	780,853
US Airways Group	66,270 a	739,573
WESCO International	56,460 a	2,694,271
		13,596,546
Process Industries--.5%
Mohawk Industries	13,540 a	711,392
Producer Manufacturing--2.6%
Altra Holdings	87,180 a	1,462,880
Columbus McKinnon	91,010 a	1,493,474
Myers Industries	93,520	897,792
		3,854,146
Retail Trade--8.0%
AFC Enterprises	29,480 a	391,494
Bebe Stores	164,220	1,057,577
Brinker International	95,770	1,957,539
Liz Claiborne	424,980 a,b	3,106,604
OfficeMax	151,230 a	2,584,521
Saks	242,260 a,b	2,698,776
Vera Bradley	5,030 a	164,682
		11,961,193
Technology Services--21.7%
Blue Nile	57,150 a,b	2,826,068
Cadence Design Systems	173,390 a	1,362,845
Cypress Semiconductor	68,930 a	1,080,133
DealerTrack Holdings	221,760 a	4,235,616
Encore Wire	51,240	1,167,247
JDS Uniphase	88,080 a	1,045,510
MICROS Systems	59,930 a	2,620,140
Microsemi	133,120 a	2,947,277
Omnicell	115,790 a	1,551,586
Quest Software	82,640 a	2,090,792
Rovi	39,120 a	2,158,250
ScanSource	107,880 a	3,146,860
SYKES Enterprises	109,680 a	2,018,112
Take-Two Interactive Software	81,100 a	897,372
Terremark Worldwide	44,750 a,b	535,434

Vishay Intertechnology	124,680 a	1,777,937
Vishay Precision Group	22,214 a	372,085
Websense	32,310 a	669,786
		32,503,050
Telecommunication Services--2.9%
Cbeyond	72,110 a,b	950,410
General Communication, Cl. A	93,340 a	1,051,942
GeoEye	26,740 a	1,065,856
PAETEC Holding	349,490 a	1,293,113
		4,361,321
Transportation--3.1%
Con-way	53,570	1,810,666
Saia	63,410 a	955,589
UTi Worldwide	96,300	1,853,775
		4,620,030
Utilities--2.8%
Great Plains Energy	90,830	1,693,979
PNM Resources	117,850	1,411,843
Portland General Electric	48,890	1,035,001
		4,140,823
Total Common Stocks
(cost $130,394,464)		146,102,454

Other Investment--.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,207,000)	1,207,000 [d]	1,207,000
Investment of Cash Collateral for
Securities Loaned--7.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,190,738)	11,190,738 [d]	11,190,738
Total Investments (cost $142,792,202)	105.7%	158,500,192
Liabilities, Less Cash and Receivables	(5.7%)	(8,595,963)
Net Assets	100.0%	149,904,229

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $10,778,001 and the market value of the collateral held by the fund was $11,190,738.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $142,792,202. Net unrealized appreciation on investments was $15,707,990 of which $19,118,719 related to appreciated investment securities and $3,410,729 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Technology Services	21.7
Commercial & Professional Services	12.5
Finance	9.4
Industrial Services	9.1
Money Market Investments	8.2
Retail Trade	8.0
Health Care Technology	7.3
Energy Minerals	7.0
Consumer Durables	5.6
Consumer Non-Durables	3.1
Transportation	3.1
Telecommunication Services	2.9
Utilities	2.8
Producer Manufacturing	2.6
Consumer Services	1.9
Process Industries	.5
105.7

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	143,487,466	-	-	143,487,466
Equity Securities - Foreign+	2,614,988	-	-	2,614,988
Mutual Funds	12,397,738	-	-	12,397,738

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Value Fund
November 30, 2010 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
Australia--4.4%
BlueScope Steel	466,067	862,177
Foster's Group	166,730	902,928
National Australia Bank	122,140	2,745,311
Nufarm	392,942 a	1,713,684
Primary Health Care	407,286	1,315,589
QBE Insurance Group	183,450	2,959,325
		10,499,014
Brazil--.9%
Petroleo Brasileiro, ADR	38,180	1,238,559
Tele Norte Leste Participacoes, ADR	65,310	920,218
		2,158,777
China--1.1%
China Railway Group, Cl. H	1,055,000	739,102
Guangzhou Automobile Group, Cl. H	248,194	336,248
PetroChina, ADR	12,241	1,503,684
		2,579,034
Finland--1.8%
Nokia	478,150	4,415,994
France--11.7%
Alstom	57,410	2,364,914
Carrefour	37,240	1,684,861
Credit Agricole	98,815	1,210,961
Danone	24,350	1,426,282
EDF	18,910	788,663
France Telecom	122,315	2,476,816
GDF Suez	63,885	2,118,747
Lagardere	20,580	760,006
Peugeot	21,310 a	794,433
Sanofi-Aventis	75,150	4,543,786
Societe Generale	56,303	2,609,456
Total	103,790	5,027,225

Vivendi	84,372	2,058,401
		27,864,551
Germany--5.3%
Allianz	18,350	2,012,714
Celesio	49,340	1,159,223
Daimler	7,956 a	515,019
Deutsche Bank	20,960	995,640
Deutsche Lufthansa	53,600 a	1,140,685
Deutsche Telekom	58,760	752,510
E.ON	112,270	3,221,392
Muenchener Rueckversicherungs	11,530	1,601,410
RWE	18,504	1,151,951
		12,550,544
Hong Kong--3.8%
AIA Group	202,600	585,745
China Mobile, ADR	23,290	1,161,007
Esprit Holdings	546,356	2,642,035
Hang Seng Bank	230,700	3,793,949
Hutchison Whampoa	90,200	902,569
		9,085,305
India--.3%
Reliance Industries, GDR	15,924 b	678,794
Israel--1.0%
Teva Pharmaceutical Industries, ADR	48,690	2,436,448
Italy--4.3%
Banco Popolare	94,310	389,597
Buzzi Unicem	74,370	694,090
ENI	84,855	1,707,255
Finmeccanica	206,016	2,327,872
Parmalat	432,310	1,075,177
Saras	1,809,400 a	3,147,232
Unipol Gruppo Finanziario	1,683,734	964,925
		10,306,148
Japan--25.9%
Astellas Pharma	33,100	1,186,522
Bridgestone	82,800	1,525,602
Chuo Mitsui Trust Holdings	587,560	2,071,098

COCA-COLA WEST	42,800	712,907
Credit Saison	74,300	1,179,886
Daiwa House Industry	125,600	1,418,234
East Japan Railway	38,600	2,306,130
INPEX	355	1,826,114
Kao	48,600	1,220,662
KDDI	490	2,801,589
Matsumotokiyoshi Holdings	104,400	2,105,714
Medipal Holdings	77,400	832,358
Mitsubishi Gas Chemical	76,000	465,862
Mitsubishi UFJ Financial Group	752,100	3,558,748
Murata Manufacturing	3,970	242,403
NEC	311,000	858,418
Nintendo	2,970	806,645
Nippon Express	137,000	546,756
Nomura Holdings	246,100	1,417,376
Nomura Research Institute	70,700	1,425,996
Panasonic	112,400	1,617,034
Rengo	177,000	1,108,233
Ricoh	66,800	942,655
Ryohin Keikaku	52,800	2,066,197
Secom	35,700	1,588,989
Seven & I Holdings	110,700	2,705,001
Shimachu	76,100	1,513,089
Shimizu	374,000	1,501,541
Shin-Etsu Chemical	52,020	2,542,261
Sumitomo Mitsui Financial Group	94,300	2,894,691
Taiyo Nippon Sanso	140,000	1,099,056
Tokyo Electron	22,800	1,430,278
Tokyo Steel Manufacturing	242,000	2,449,205
Toyoda Gosei	68,600	1,566,431
Toyota Motor	87,800	3,378,134
Trend Micro	17,800	549,803
Ushio	62,200	1,071,722
Yamada Denki	17,550	1,115,617
Yamato Holdings	158,100	2,000,572
		61,649,529

Netherlands--3.0%
Aegon	228,725 a	1,256,757
European Aeronautic Defence and Space	54,390 a	1,218,566
Koninklijke Philips Electronics	47,390	1,278,882
Royal Dutch Shell, Cl. A	114,539	3,448,555
		7,202,760
Norway--.9%
Norsk Hydro	349,808	2,052,286
Russia--.6%
Gazprom, ADR	69,700	1,550,128
Singapore--2.4%
DBS Group Holdings	380,539	4,034,950
United Overseas Bank	111,776	1,566,142
		5,601,092
South Africa--.8%
MTN Group	74,940	1,279,509
Standard Bank Group	47,520	683,581
		1,963,090
South Korea--1.9%
KB Financial Group, ADR	21,414	985,901
Korea Electric Power, ADR	52,994 a	631,159
KT, ADR	23,980	487,753
LG Electronics	7,023	623,917
Samsung Electronics	1,534	1,092,879
SK Telecom, ADR	44,590	801,728
		4,623,337
Spain--1.7%
Banco Bilbao Vizcaya Argentaria	120,910	1,110,710
Gamesa Corp Tecnologica	231,653 a	1,545,576
Iberdrola	202,189	1,389,674
		4,045,960
Sweden--2.2%
Husqvarna, Cl. B	147,100	1,022,171
Investor, Cl. B	85,930	1,664,143
Telefonaktiebolaget LM Ericsson, Cl. B	244,580	2,523,057
		5,209,371
Switzerland--4.6%

Novartis	85,056	4,512,760
Roche Holding	27,450	3,768,854
UBS	173,238 a	2,594,298
		10,875,912
Taiwan--.5%
United Microelectronics	2,400,720	1,189,236
United Kingdom--17.7%
Anglo American	81,444	3,573,072
BAE Systems	307,534	1,580,004
BP	618,722	4,099,310
Drax Group	189,170	1,040,450
GlaxoSmithKline	210,326	3,965,082
Home Retail Group	721,889	2,263,693
HSBC Holdings	682,300	6,880,309
Lonmin	23,900 a	629,378
QinetiQ Group	584,620	1,043,932
Reed Elsevier	122,438	969,372
Resolution	697,556	2,292,636
Rexam	317,181	1,487,480
Royal Dutch Shell, Cl. A	68,342	2,058,020
Smith & Nephew	145,703	1,320,143
Tesco	206,690	1,331,959
Unilever	137,210	3,792,536
Vodafone Group	1,166,018	2,915,498
Wellstream Holdings	74,020	843,936
		42,086,810
Total Common Stocks
(cost $253,575,993)		230,624,120

Other Investment--2.4%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $5,700,000)	5,700,000 [c]	5,700,000

Total Investments (cost $259,275,993)	99.2%	236,324,120
Cash and Receivables (Net)	.8%	1,800,757
Net Assets	100.0%	238,124,877

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2010, this security amounted to $678,794 or .3% of net assets.
c	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $259,275,993.

Net unrealized depreciation on investments was $22,951,873 of which $12,043,621 related to appreciated investment securities and $34,995,494 related to depreciated investment securities.

At November 30, 2010, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring 12/1/2010	168,862	161,922	161,854	(68)
British Pound,
Expiring 12/2/2010	70,969	110,143	110,389	246
Euro,
Expiring 12/1/2010	530,436	693,810	688,529	(5,281)
Euro,
Expiring 12/2/2010	186,222	242,044	241,724	(320)
Sales:		Proceeds ($)
British Pound,
Expiring 12/1/2010	352,548	547,877	548,371	(494)
Japanese Yen,
Expiring 12/1/2010	37,781,604	448,079	451,447	(3,368)
Japanese Yen,
Expiring 12/2/2010	35,589,160	425,509	425,250	259

Gross Unrealized Appreciation				505
Gross Unrealized Depreciation				(9,531)

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Midcap Value Fund
November 30, 2010 (Unaudited)

Common Stocks--98.1%	Shares	Value ($)
Consumer Discretionary--24.9%
Abercrombie & Fitch, Cl. A	762,360 a	38,308,590
Brinker International	182,460	3,729,482
CBS, Cl. B	1,027,340	17,300,406
D.R. Horton	1,078,790	10,831,052
Dana Holding	1,721,917 b	26,018,166
Darden Restaurants	232,490	11,380,385
Federal-Mogul	306,639 b	5,734,149
Goodyear Tire & Rubber	642,400 b	6,141,344
Guess?	200,940	9,494,415
Interpublic Group of Cos.	2,697,680 b	28,730,292
Liberty Media-Starz, Ser. A	115,070 b	7,231,574
Lowe's	675,810	15,340,887
Mohawk Industries	507,022 b	26,638,936
Newell Rubbermaid	2,059,810	34,543,014
News, Cl. A	1,609,900	21,959,036
Omnicom Group	599,670	27,249,005
Staples	702,000	15,451,020
VF	114,620	9,499,706
Viacom, Cl. B	339,960	12,860,687
		328,442,146
Consumer Staples--2.9%
Kroger	679,239	15,996,078
Mead Johnson Nutrition	169,550	10,100,094
SYSCO	410,990	11,926,930
		38,023,102
Energy--7.0%
Baker Hughes	254,280	13,263,245
Cabot Oil & Gas	154,630	5,407,411
Cameron International	476,540 b	22,926,339
Concho Resources	103,670 b	8,578,692

EOG Resources	148,140	13,177,053
Forest Oil	424,980 b	14,542,816
Pioneer Natural Resources	86,300	6,913,493
SandRidge Energy	1,294,730 b	6,680,807
		91,489,856
Financial--8.6%
CB Richard Ellis Group, Cl. A	1,371,612 b	26,321,234
Huntington Bancshares	3,881,520	22,648,669
Jones Lang LaSalle	73,420	5,860,384
Marshall & Ilsley	1,545,150	7,401,269
Och-Ziff Capital Management Group,
Cl. A	553,730	7,635,937
Popular	4,652,130 b	13,398,134
TD Ameritrade Holding	1,798,610	30,108,731
		113,374,358
Health Care--7.8%
Cooper	133,700	7,152,950
Forest Laboratories	369,470 b	11,782,398
St. Jude Medical	998,210 b	38,620,745
Thermo Fisher Scientific	413,540 b	21,032,644
Warner Chilcott, Cl. A	1,298,610	24,686,576
		103,275,313
Industrial--19.8%
Avery Dennison	795,358	29,857,739
Babcock and Wilcox	234,785 b	5,702,928
Con-way	389,710	13,172,198
Herman Miller	316,280	6,812,671
Hubbell, Cl. B	169,400	9,581,264
Kennametal	406,590	13,750,874
L-3 Communications Holdings	395,240	27,797,229
Lennox International	386,820	17,016,212
Masco	1,473,300	16,073,703
Navistar International	237,940 b	12,177,769
Pall	192,560	8,717,191
Regal-Beloit	162,490	9,911,890
Robert Half International	920,020	25,502,954
Simpson Manufacturing	336,660	8,709,394

Textron	1,883,544	42,116,044
Timken	299,710	13,055,368
UTi Worldwide	41,395	796,854
		260,752,282
Information Technology--17.3%
Alliance Data Systems	660,520 a,b	41,665,602
Broadcom, Cl. A	358,940	15,969,241
Cadence Design Systems	353,420 b	2,777,881
Cypress Semiconductor	437,655 b	6,858,054
JDS Uniphase	1,184,610 b	14,061,321
Maxim Integrated Products	200,810	4,668,833
MICROS Systems	348,180 b	15,222,430
Quest Software	766,920 b	19,403,076
Rovi	521,720 b	28,783,292
SAIC	860,400 b	13,181,328
Synopsys	1,230,760 b	31,618,224
Tyco Electronics	671,250	20,419,425
Vishay Intertechnology	611,417 b	8,718,806
Websense	232,086 b	4,811,143
		228,158,656
Materials--2.6%
Crown Holdings	427,500 b	13,265,325
Mosaic	130,380	8,817,599
Sherwin-Williams	163,290	12,111,219
		34,194,143
Telecommunication Services--2.3%
Frontier Communications	3,328,070	30,285,437
Utilities--4.9%
Ameren	492,130	14,133,974
Great Plains Energy	1,628,123	30,364,494
PNM Resources	664,530	7,961,069
Portland General Electric	548,734	11,616,699
		64,076,236
Total Common Stocks
(cost $1,118,169,657)		1,292,071,529

Other Investment--.5%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,056,000)	7,056,000 [c]	7,056,000
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,981,593)	11,981,593 [c]	11,981,593

Total Investments (cost $1,137,207,250)	99.5%	1,311,109,122
Cash and Receivables (Net)	.5%	6,541,376
Net Assets	100.0%	1,317,650,498

a Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $12,029,776 and the market value of the collateral held by the fund was $11,981,593.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $1,137,207,250.

Net unrealized appreciation on investments was $173,901,872 of which $198,945,986 related to appreciated investment securities and $25,044,114 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Discretionary	24.9
Industrial	19.8
Information Technology	17.3
Financial	8.6
Health Care	7.8
Energy	7.0
Utilities	4.9
Consumer Staples	2.9
Materials	2.6
Telecommunication Services	2.3
Money Market Investments	1.4
99.5

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,277,876.541	-	-	1,277,876,541
Equity Securities - Foreign+	14,194,988	-	-	14,194,988
Mutual Funds	19,037,593	-	-	19,037,593

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Small Cap Fund
November 30, 2010 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Consumer Discretionary--21.8%
AFC Enterprises	336,715 a	4,471,575
American Axle & Manufacturing
Holdings	611,920 a	6,572,021
Bebe Stores	616,560	3,970,646
Belo, Cl. A	1,213,220 a	7,036,676
Blue Nile	235,140 a,b	11,627,673
Brinker International	350,130	7,156,657
CBS, Cl. B	212,200	3,573,448
Dana Holding	618,210 a	9,341,153
Furniture Brands International	995,403 a,b	4,389,727
Group 1 Automotive	410,740	15,907,960
Guess?	108,020	5,103,945
Interpublic Group of Cos.	845,190 a	9,001,274
Liz Claiborne	1,732,230 a,b	12,662,601
Meritage Homes	290,140 a	5,503,956
Mohawk Industries	54,710 a	2,874,463
OfficeMax	622,230 a	10,633,911
Saks	968,080 a,b	10,784,411
Tower International	326,620	4,899,300
Vera Bradley	20,280	663,967
		136,175,364
Consumer Staples--3.0%
B&G Foods	366,220	4,680,292
Dole Food	596,350 a,b	5,647,435
Nash Finch	225,320	8,325,574
		18,653,301
Energy--6.9%
Comstock Resources	513,420 a	12,578,790
Gulfport Energy	328,930 a	6,131,255
Helix Energy Solutions Group	384,450 a	5,393,834

Magnum Hunter Resources	226,892 a	1,393,117
Resolute Energy	602,960 a,b	7,760,095
SandRidge Energy	1,966,380 a	10,146,521
		43,403,612
Financial--8.9%
Chimera Investment	2,267,020 c	9,068,080
FBR Capital Markets	1,364,544 a	4,939,649
Glacier Bancorp	162,000 b	2,159,460
Jones Lang LaSalle	34,500	2,753,790
optionsXpress Holdings	295,790 a	5,114,209
PacWest Bancorp	26,152	444,584
Popular	1,066,610 a	3,071,837
Portfolio Recovery Associates	150,760 a	9,553,661
PrivateBancorp	605,540	7,363,366
Starwood Property Trust	294,120	5,870,635
TradeStation Group	868,640 a	5,524,550
		55,863,821
Health Care--8.4%
Align Technology	523,630 a	9,158,289
Durect	445,327 a	1,327,075
Emergent BioSolutions	779,176 a	14,274,504
Hanger Orthopedic Group	471,080 a	9,035,314
Omnicell	543,040 a	7,276,736
Onyx Pharmaceuticals	250,610 a	7,380,465
Pain Therapeutics	516,230 a,b	4,114,353
		52,566,736
Industrial--23.0%
Altra Holdings	446,080 a	7,485,222
ArvinMeritor	669,450 a	11,949,683
Babcock and Wilcox	123,770 a	3,006,373
CDI	159,400	2,733,710
Columbus McKinnon	370,830 a	6,085,320
Commercial Vehicle Group	164,020 a	2,324,163
Con-way	219,300	7,412,340
Encore Wire	178,690	4,070,558
GeoEye	107,100 a	4,269,006
Granite Construction	251,370	6,377,257

HNI	92,600	2,466,864
Huron Consulting Group	90,669 a	2,059,093
ICF International	229,590 a	5,496,385
Kaman	207,660	5,849,782
Kelly Services, Cl. A	266,135 a	4,757,163
Lennox International	174,250	7,665,258
Saia	247,000 a	3,722,290
SFN Group	300,230 a	2,572,971
Simpson Manufacturing	442,100	11,437,127
Steelcase, Cl. A	560,760	5,372,081
Sterling Construction	268,860 a	3,626,921
Sykes Enterprises	493,290 a	9,076,536
United Continential Holdings	113,930 a	3,153,582
US Airways Group	246,560 a	2,751,610
UTi Worldwide	386,400	7,438,200
WESCO International	232,280 a	11,084,402
		144,243,897
Information Technology--18.3%
Cadence Design Systems	604,850 a	4,754,121
Cypress Semiconductor	277,590 a	4,349,835
DealerTrack Holdings	914,250 a	17,462,175
Forrester Research	131,190 a	4,545,734
JDS Uniphase	355,740 a	4,222,634
MICROS Systems	226,360 a	9,896,459
Microsemi	547,450 a	12,120,543
Quest Software	343,550 a	8,691,815
Rovi	191,420 a	10,560,641
ScanSource	453,020 a	13,214,593
Take-Two Interactive Software	290,310 a,b	3,212,280
Terremark Worldwide	308,140 a,b	3,686,895
Vishay Intertechnology	502,570 a	7,166,648
Vishay Precision Group	96,613 a	1,618,268
Websense	117,050 a,b	2,426,447
Wright Express	160,180 a	6,898,953
		114,828,041
Materials--.6%
Myers Industries	382,360	3,670,656

Telecommunication Services--2.1%
Cbeyond	268,690 a,b	3,541,334
General Communication, Cl. A	378,423 a	4,264,827
PAETEC Holding	1,363,761 a	5,045,916
		12,852,077
Utilities--2.6%
Great Plains Energy	328,884	6,133,687
PNM Resources	482,473	5,780,027
Portland General Electric	200,140	4,236,964
		16,150,678
Total Common Stocks
(cost $502,892,065)		598,408,183
	Number of
Rights--.3%	Rights	Value ($)
Health Care
Celgene
(cost $1,917,799)	396,150 [a]	1,838,136

Other Investment--1.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,967,000)	10,967,000 [d]	10,967,000
Investment of Cash Collateral for
Securities Loaned--6.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $40,519,024)	40,519,024 [d]	40,519,024

Total Investments (cost $556,295,888)	104.1%	651,732,343
Liabilities, Less Cash and Receivables	(4.1%)	(25,917,125)
Net Assets	100.0%	625,815,218

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $38,948,182 and the market value of the collateral held by the fund was $40,519,024.

c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $556,295,888.

Net unrealized appreciation on investments was $95,436,455 of which $105,277,549 related to appreciated investment securities and $9,841,094 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Industrial	23.0
Consumer Discretionary	21.8
Information Technology	18.3
Financial	8.9
Health Care	8.7
Money Market Investments	8.2
Energy	6.9
Consumer Staples	3.0
Utilities	2.6
Telecommunication Services	2.1
Materials	.6
104.1

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	587,898,146	-	-	587,898,146
Equity Securities - Foreign+	10,510,037	-	-	10,510,037
Mutual Funds	51,486,024	-	-	51,486,024
Rights+	1,838,136			1,838,136

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Value Fund
November 30, 2010 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)
Consumer Discretionary--14.5%
Abercrombie & Fitch, Cl. A	78,720	3,955,680
Carnival	255,990	10,574,947
CBS, Cl. B	306,290	5,157,924
General Motors	51,204 a	1,751,177
Guess?	83,400	3,940,650
Home Depot	223,370	6,748,008
Johnson Controls	307,340	11,199,470
Lowe's	151,870	3,447,449
Mattel	132,850	3,432,844
Newell Rubbermaid	199,160	3,339,913
News, Cl. A	518,070	7,066,475
NVR	4,530 a,b	2,808,509
Omnicom Group	440,740	20,027,226
Staples	170,770	3,758,648
Time Warner	234,240	6,907,738
Toll Brothers	182,880 b	3,282,696
Viacom, Cl. B	143,040	5,411,203
Whirlpool	33,660	2,457,180
		105,267,737
Consumer Staples--6.3%
CVS Caremark	352,620	10,931,220
Dr. Pepper Snapple Group	194,850	7,137,355
Energizer Holdings	123,800 b	8,714,282
PepsiCo	208,340	13,465,014
Philip Morris International	92,390	5,256,067
		45,503,938
Energy--18.1%
Alpha Natural Resources	43,690 b	2,165,276
Anadarko Petroleum	160,290	10,284,206
Cameron International	254,136 b	12,226,483
EOG Resources	225,160	20,027,982
Exxon Mobil	80,350	5,589,146
Halliburton	169,780	6,424,475

Hess	82,040	5,746,902
Occidental Petroleum	404,880	35,698,270
Peabody Energy	37,170	2,185,968
QEP Resources	208,440	7,322,497
Schlumberger	304,210	23,527,601
		131,198,806
Exchange Traded Funds--.7%
iShares Russell 1000 Value Index
Fund	80,790 a	4,882,948
Financial--23.9%
American Express	77,840	3,364,245
Ameriprise Financial	165,250	8,566,560
AON	136,200	5,464,344
Bank of America	1,326,190	14,521,780
Capital One Financial	81,860	3,047,648
Citigroup	1,852,130 b	7,778,946
Comerica	229,940	8,390,511
Fidelity National Financial, Cl. A	211,110	2,849,985
Franklin Resources	30,500	3,479,745
Genworth Financial, Cl. A	276,760 b	3,227,022
Goldman Sachs Group	89,920	14,040,109
JPMorgan Chase & Co.	712,218	26,622,709
Marsh & McLennan	210,940	5,290,375
MetLife	333,859	12,736,719
Morgan Stanley	276,310	6,758,543
PNC Financial Services Group	91,400	4,921,890
Prudential Financial	136,180	6,901,602
State Street	86,390	3,732,048
SunTrust Banks	312,860	7,308,409
TD Ameritrade Holding	325,790	5,453,725
Wells Fargo & Co.	725,900	19,751,739
		174,208,654
Health Care--11.3%
AmerisourceBergen	191,280	5,900,988
Amgen	99,160 b	5,224,740
Baxter International	70,180	3,407,239
CIGNA	154,200	5,676,102
McKesson	86,290	5,513,931
Merck & Co.	421,390	14,525,313
Pfizer	1,384,590	22,554,971

Thermo Fisher Scientific	66,300 b	3,372,018
UnitedHealth Group	236,280	8,628,946
Universal Health Services, Cl. B	94,780	3,897,353
Zimmer Holdings	72,760 b	3,584,157
		82,285,758
Industrial--10.6%
Caterpillar	97,440	8,243,424
Cummins	58,790	5,709,685
Dover	208,040	11,402,672
Eaton	55,510	5,351,164
General Electric	990,480	15,679,298
Honeywell International	77,840	3,869,426
Norfolk Southern	80,650	4,852,711
Paccar	73,330	3,949,554
Pitney Bowes	356,036 a	7,811,430
Union Pacific	56,720	5,111,039
United Technologies	70,810	5,329,869
		77,310,272
Information Technology--9.1%
AOL	268,956 b	6,503,356
BMC Software	204,160 b	9,064,704
Cisco Systems	272,450 b	5,220,142
Cypress Semiconductor	293,750 b	4,603,062
eBay	184,810 b	5,383,515
Microsoft	347,650	8,764,257
Oracle	194,890	5,269,826
QUALCOMM	292,820	13,686,407
Teradata	92,590 b	3,804,523
Western Digital	108,610 b	3,638,435
		65,938,227
Materials--4.0%
Air Products & Chemicals	44,690	3,853,172
Dow Chemical	222,160	6,926,949
Freeport-McMoRan Copper & Gold	139,590	14,143,259
International Paper	152,770	3,814,667
		28,738,047
Utilities--1.2%
Entergy	43,940	3,130,285
NextEra Energy	65,240	3,302,449
Questar	125,420	2,083,226

		8,515,960
Total Common Stocks
(cost $649,383,920)		723,850,347
Investment of Cash Collateral for
Securities Loaned--.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,379,852)	4,379,852 [c]	4,379,852
Total Investments (cost $653,763,772)	100.3%	728,230,199
Liabilities, Less Cash and Receivables	(.3%)	(2,148,779)
Net Assets	100.0%	726,081,420

a Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $4,244,942 and the market value of the collateral held by the fund was $4,379,852.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $653,763,772. Net unrealized appreciation on investments was $74,466,427 of which $89,111,553 related to appreciated investment securities and $14,645,126 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	24.0
Energy	18.1
Consumer Discretionary	14.5
Health Care	11.3
Industrial	10.6
Information Technology	9.1
Consumer Staples	6.3
Materials	3.9
Utilities	1.2
Exchange Traded Funds	.7
Money Market Investment	.6
100.3

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	718,967,399	-	-	718,967,399
Mutual Funds/Exchange Traded Funds	9,262,800	-	-	9,262,800

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Structured Midcap Fund
November 30, 2010 (Unaudited)

Common Stocks--99.0%	Shares	Value ($)
Consumer Discretionary--13.9%
Aeropostale	12,575 a	339,902
American Greetings, Cl. A	25,400	509,778
AnnTaylor Stores	14,800 a	398,268
Autoliv	9,800	719,516
Brinker International	38,300	782,852
Cheesecake Factory	31,500 a	1,003,905
Fossil	19,900 a	1,346,235
ITT Educational Services	4,200 a,b	245,658
J Crew Group	30,300 a,b	1,324,716
PetSmart	24,800	938,928
Ross Stores	6,800	441,184
Scholastic	23,300	654,730
Signet Jewelers	18,100 a	720,923
Sotheby's	21,900	878,409
Timberland, Cl. A	15,900 a	394,002
TRW Automotive Holdings	7,000 a	332,430
Warnaco Group	19,000 a	1,023,150
Williams-Sonoma	18,000	598,860
Wyndham Worldwide	16,700	480,125
		13,133,571
Consumer Staples--4.7%
ConAgra Foods	12,700	272,796
Corn Products International	13,900	599,368
Dr. Pepper Snapple Group	22,300	816,849
Energizer Holdings	16,100 a	1,133,279
Estee Lauder, Cl. A	3,200	239,744
Hormel Foods	9,900	485,892
Lancaster Colony	6,500	338,455
Tyson Foods, Cl. A	34,300	542,969
		4,429,352

Energy--5.8%
Cimarex Energy	23,200	1,868,528
EXCO Resources	19,700	365,829
Forest Oil	10,500 a	359,310
Oceaneering International	9,600 a	663,360
Oil States International	11,100 a	658,563
Pioneer Natural Resources	8,500	680,935
Southern Union	35,800	845,238
		5,441,763
Financial--18.5%
American Financial Group	34,550	1,063,104
Apartment Investment & Management,
Cl. A	35,100 c	846,612
CB Richard Ellis Group, Cl. A	28,600 a	548,834
Comerica	9,500	346,655
Digital Realty Trust	2,900 c	152,308
Eaton Vance	24,500	728,140
Equity One	18,900 c	327,159
Fifth Third Bancorp	47,000	561,650
First Citizens Bancshares/NC, Cl.
A	2,500	434,725
FirstMerit	32,800	571,540
HCC Insurance Holdings	27,000	758,160
Highwoods Properties	9,200 c	280,692
Hospitality Properties Trust	47,000 c	1,039,640
International Bancshares	48,700	837,640
Jones Lang LaSalle	10,700	854,074
Liberty Property Trust	10,800 c	338,472
Macerich	19,298 c	894,269
Nasdaq OMX Group	5,300 a	113,738
NewAlliance Bancshares	14,300	190,762
Potlatch	26,500 c	839,520
Rayonier	14,600	744,016
Reinsurance Group of America	15,800	788,894
SEI Investments	46,800	1,056,744
SL Green Realty	4,900	320,460
StanCorp Financial Group	24,700	1,027,520

SVB Financial Group	14,600 a	655,978
Weingarten Realty Investors	26,600 c	630,420
Westamerica Bancorporation	8,800	430,144
		17,381,870
Health Care--10.5%
Cephalon	16,700 a	1,060,283
Cooper	14,100	754,350
Endo Pharmaceuticals Holdings	6,300 a	226,863
Health Net	27,500 a	742,500
Henry Schein	2,000 a	114,860
Hologic	53,100 a	870,840
Humana	15,100 a	846,204
IDEXX Laboratories	5,500 a	353,155
Kinetic Concepts	17,200 a	683,012
LifePoint Hospitals	8,500 a	307,870
Medicis Pharmaceutical, Cl. A	34,500	909,075
Mettler-Toledo International	1,700 a	246,806
STERIS	25,600	880,896
Techne	19,600	1,177,372
Waters	9,800 a	753,326
		9,927,412
Industrial--14.1%
Alaska Air Group	25,600 a	1,408,000
Copart	26,200 a	929,576
Corrections Corp. of America	23,600 a	569,940
Donaldson	6,700	363,743
Graco	27,800	999,688
Joy Global	12,700	969,264
Kansas City Southern	25,400 a	1,202,436
Kennametal	17,700	598,614
Oshkosh	36,700 a	1,053,290
Owens Corning	12,500 a	328,875
Regal-Beloit	10,700	652,700
Ryder System	8,200	353,502
Textron	26,200	585,832
Timken	43,700	1,903,572
Toro	9,800	570,458

Trinity Industries	18,800	430,520
URS	9,600 a	379,584
		13,299,594
Information Technology--17.1%
Advent Software	13,300 a	686,014
Amdocs	16,400 a	426,400
Broadridge Financial Solutions	26,400	543,576
CA	8,100	185,409
Computer Sciences	16,300	727,469
Convergys	33,000 a	425,370
Cypress Semiconductor	68,100 a	1,067,127
DST Systems	8,100	347,166
F5 Networks	5,400 a	712,152
FactSet Research Systems	18,200	1,613,794
Fairchild Semiconductor
International	104,100 a	1,462,605
Harris	4,200	185,808
Lam Research	5,100 a	231,183
Lender Processing Services	14,900	458,473
Parametric Technology	7,000 a	149,940
Plantronics	38,200	1,366,414
SanDisk	20,700 a	923,220
SRA International, Cl. A	31,200 a	612,144
Synopsys	43,500 a	1,117,515
Tech Data	23,800 a	1,048,866
Vishay Intertechnology	84,900 a	1,210,674
WebMD Health	12,500 a	641,750
		16,143,069
Materials--5.8%
Ball	1,600	105,408
Cabot	9,200	329,360
Domtar	6,700	508,664
Lubrizol	17,600	1,840,256
MeadWestvaco	8,300	206,172
Minerals Technologies	24,300	1,478,412
Reliance Steel & Aluminum	15,800	702,310
Worthington Industries	19,600	313,992

		5,484,574
Telecommunication Services--1.6%
Telephone & Data Systems	42,900	1,530,672

Utilities--7.0%
CMS Energy	15,100	271,347
Constellation Energy Group	20,300	575,708
DPL	58,000	1,469,140
DTE Energy	14,100	628,155
Energen	23,300	1,015,181
Great Plains Energy	19,600	365,540
NV Energy	51,900	710,511
Questar	56,200	933,482
Westar Energy	16,500	411,015
WGL Holdings	6,600	239,316
		6,619,395
Total Common Stocks
(cost $85,741,886)		93,391,272

Other Investment--1.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $962,000)	962,000 [d]	962,000

Investment of Cash Collateral for
Securities Loaned--1.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $1,398,713)	1,398,713 [d]	1,398,713

Total Investments (cost $88,102,599)	101.5%	95,751,985
Liabilities, Less Cash and Receivables	(1.5%)	(1,460,892)
Net Assets	100.0%	94,291,093

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $1,352,799 and the market value of the collateral held by the fund was $1,398,713.
c	Investment in real estate investment trust.
d	Investment in affiliated money market mutual fund.

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $88,102,599.

Net unrealized appreciation on investments was $7,649,386 of which $13,102,395 related to appreciated investment securities and $5,453,009 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Financial	18.5
Information Technology	17.1
Industrial	14.1
Consumer Discretionary	13.9
Health Care	10.5
Utilities	7.0
Energy	5.8
Materials	5.8
Consumer Staples	4.7
Money Market Investments	2.5
Telecommunication Services	1.6
101.5
† Based on net assets.
See notes to financial statements.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	91,950,833	-	-	91,950,833
Equity Securities - Foreign+	1,440,439	-	-	1,440,439
Mutual Funds	2,360,713	-	-	2,360,713

+ See Statement of Investments for industry classification.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Technology Growth Fund
November 30, 2010 (Unaudited)

Common Stocks--96.6%	Shares	Value ($)
Consumer Discretionary--7.9%
Amazon.com	98,600 a	17,294,440
Netflix	48,640 a,b	10,014,976
		27,309,416
Information Technology--84.7%
Akamai Technologies	332,720 a	17,364,657
Amphenol, Cl. A	175,442	8,777,363
Apple	58,028 a	18,055,412
BMC Software	183,601 a	8,151,884
Cavium Networks	207,175 a,b	7,623,004
Cognizant Technology Solutions,
Cl. A	106,877 a	6,944,867
Cree	121,590 a,b	7,925,236
Cypress Semiconductor	508,280 a	7,964,748
Dolby Laboratories, Cl. A	101,250 a	6,408,113
Electronic Arts	384,058 a	5,726,305
F5 Networks	98,410 a	12,978,311
Google, Cl. A	27,708 a	15,397,613
Informatica	198,820 a	8,207,290
International Business Machines	78,520	11,107,439
Lam Research	151,410 a	6,863,415
Microsoft	126,426	3,187,199
Motorola	845,890 a	6,479,517
NetApp	314,350 a	16,009,845
OpenTable	110,100	7,986,654
Oracle	518,806	14,028,514
Paychex	233,640	6,668,086
QUALCOMM	358,350	16,749,279
Quest Software	312,510 a	7,906,503
Salesforce.com	112,150 a	15,613,523
SuccessFactors	128,280 a	3,870,208

Taleo, Cl. A	155,870 a	4,785,209
Teradata	202,030 a	8,301,413
Trimble Navigation	200,230 a	7,456,565
Visa, Cl. A	85,160	6,289,066
VMware, Cl. A	90,780 a	7,400,386
Western Digital	323,360 a	10,832,560
		293,060,184
Telecommunication Services--4.0%
AT&T	500,340	13,904,449
Total Common Stocks
(cost $263,093,339)		334,274,049

Limited Partnership Interests-.5%
Information Technology
Bluestream Ventures, LP a,d		1,635,227
Ingenex, LP a,d		0
Total Limited Partnership Interests
(cost $2,805,922)		1,635,227

Other Investment--3.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,284,000)	10,284,000 [d]	10,284,000
Investment of Cash Collateral for
Securities Loaned--3.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $11,857,331)	11,857,331 [d]	11,857,331

Total Investments (cost $288,040,592)	103.5%	358,050,607
Liabilities, Less Cash and Receivables	(3.5%)	(12,100,310)
Net Assets	100.0%	345,950,297

a Non-income producing security.
b Security, or portion thereof, on loan. At November 30, 2010, the market value of the fund's securities on loan was $11,773,589 and the market value of the collateral held by the fund was $11,857,331.
c	Investment in affiliated money market mutual fund.
d	Securities restricted as to public resale. Investment in restricted securities with aggregate market value of $1,635,277 representing .5% of net assets (see below).

Issuer	Acquisition Date	Cost($)	Net Assets (%)	Valuation ($)
Bluestream Ventures, LP	4/30/2004-6/11/2008	2,805,922	0.5	1,635,277
Ingenex, LP	4/30/2004	0	0.0	0

At November 30, 2010, the aggregate cost of investment securities for income tax purposes was $288,040,592.

Net unrealized appreciation on investments was $70,010,015 of which $74,550,896 related to appreciated investment securities and $4,540,881 related to depreciated investment securities.

Portfolio Summary (Unaudited) †	Value (%)
Information Technology	85.2
Consumer Discretionary	7.9
Money Market Investments	6.4
Telecommunication Services	4.0
103.5

† Based on net assets.

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the fund's investments:

	Level 1 -	Level 2 - Other
	Unadjusted Quoted	Significant Observable	Level 3 -Significant Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	334,274,049	-	-	334,274,049
Limited Partnership Interests+	-	-	1,635,227	1,635,227
Mutual Funds	22,141,331	-	-	22,141,331

+ See Statement of Investments for industry classification.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Limited Partnership Interests ($)
Balance as of 8/31/2010	1,854,217
Realized gain (loss)	1,018,877
Change in unrealized appreciation	156,403
(depreciation)
Net purchases (sales)	(1,394,270)
Transfers in and/or out of Level 3	-
Balance as of 11/30/2010	1,635,227

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended November 30, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advantage Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 24, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	January 24, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)